Other Assets And Liabilities (Summarized Financial Information Of Morgan Stanley) (Detail) (Morgan Stanley [Member], JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Morgan Stanley [Member]
Equity Method Investment, Summarized Financial Information, Assets
Trading assets	¥ 26,712	¥ 25,134
Federal funds sold and securities purchased under agreements to resell	11,072	13,206
Securities borrowed	15,190	12,765
Total assets	85,566	75,370
Equity Method Investment, Summarized Financial Information, Liabilities and Equity
Trading liabilities	11,485	12,459
Securities sold under agreements to repurchase and Securities loaned	15,083	15,012
Long-term borrowings	15,785	15,532
Total liabilities	78,334	68,740
Nonredeemable noncontrolling interests	329	317
Equity Method Investment, Summarized Financial Information, Income and Loss
Net revenues	3,333	2,271	2,517
Total non-interest expenses	2,812	2,105	2,084
Income from continuing operations before income taxes	521	166	433
Net income applicable to Morgan Stanley	¥ 349	¥ 100	¥ 244